Fair Value Of Financial Instruments (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Disclosures [Abstract]
Transfers of financial assets from Level 2 to Level 1	$ 1.1
Transfers of financial assets from Level 1 to Level 2	4.9
Transfers of financial assets into Level 3	0.0
Transfers of financial assets out of Level 3	$ 18.3
Stated interest rate	4.25%
Maturity date	Dec. 31, 2024